Schedule of Investments (unaudited)	iShares® Factors US Value Style ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Advertising — 0.2%
Omnicom Group Inc.	157	$12,558

Aerospace & Defense — 0.5%
Howmet Aerospace Inc.(a)	207	7,135
Northrop Grumman Corp.	71	25,804
		32,939
Agricultural & Farm Machinery — 0.3%
AGCO Corp.	139	18,123
Toro Co. (The)	18	1,978
		20,101
Air Freight & Logistics — 1.5%
CH Robinson Worldwide Inc..	30	2,810
Expeditors International of Washington Inc.	646	81,783
FedEx Corp.	90	26,850
		111,443
Alternative Carriers — 0.4%
Lumen Technologies Inc.	1,942	26,392

Apparel Retail — 0.4%
Foot Locker Inc.	78	4,807
L Brands Inc.	311	22,411
		27,218
Apparel, Accessories & Luxury Goods — 1.3%
Carter’s Inc.	151	15,578
Columbia Sportswear Co.	344	33,836
Ralph Lauren Corp.	364	42,883
		92,297
Application Software — 1.5%
Citrix Systems Inc.	572	67,079
Manhattan Associates Inc.(a)	286	41,424
		108,503
Asset Management & Custody Banks — 2.1%
Ameriprise Financial Inc.	301	74,913
Franklin Resources Inc.	723	23,129
Northern Trust Corp.	35	4,047
State Street Corp.	637	52,412
		154,501
Automotive Retail — 0.4%
AutoNation Inc.(a)	82	7,774
AutoZone Inc.(a)	13	19,399
		27,173
Biotechnology — 0.4%
Biogen Inc.(a)	60	20,776
Gilead Sciences Inc.	147	10,123
		30,899
Building Products — 2.0%
Lennox International Inc.	285	99,978
Masco Corp.	603	35,523
Trane Technologies PLC.	66	12,153
		147,654
Cable & Satellite — 0.5%
Comcast Corp., Class A	358	20,413
Sirius XM Holdings Inc.	1,973	12,904
		33,317
Communications Equipment — 3.2%
Ciena Corp.(a)	205	11,663
Security	Shares	Value

Communications Equipment (continued)
Cisco Systems Inc.	1,385	$73,405
Motorola Solutions Inc.	371	80,451
Ubiquiti Inc.	206	64,311
		229,830
Computer & Electronics Retail — 0.7%
Best Buy Co. Inc.	414	47,602

Construction Machinery & Heavy Trucks — 0.6%
Allison Transmission Holdings Inc.	1,101	43,754

Consumer Finance — 4.3%
Ally Financial Inc.	2,103	104,814
American Express Co.	276	45,603
Capital One Financial Corp.	242	37,435
Discover Financial Services.	219	25,906
OneMain Holdings Inc.	780	46,730
SLM Corp.	130	2,722
Synchrony Financial	1,052	51,043
		314,253
Data Processing & Outsourced Services — 1.3%
Concentrix Corp.(a)	108	17,366
Paychex Inc.	411	44,100
Western Union Co. (The)	1,386	31,837
		93,303
Department Stores — 0.2%
Kohl’s Corp.	201	11,077

Diversified Banks — 0.3%
Citigroup Inc.	56	3,962
JPMorgan Chase & Co.	131	20,376
		24,338
Diversified REITs — 0.6%
VEREIT Inc.	884	40,602

Drug Retail — 0.1%
Walgreens Boots Alliance Inc.	174	9,154

Electric Utilities — 1.9%
Entergy Corp.	372	37,088
FirstEnergy Corp.	138	5,135
Hawaiian Electric Industries Inc.	1,143	48,326
IDACORP Inc.	27	2,633
NRG Energy Inc.	806	32,482
Pinnacle West Capital Corp.	121	9,918
		135,582
Electrical Components & Equipment — 1.0%
nVent Electric PLC	1,469	45,892
Shoals Technologies Group Inc., Class A(a)(b)	848	30,104
		75,996
Electronic Equipment & Instruments — 0.6%
Vontier Corp.	1,351	44,016

Electronic Manufacturing Services — 0.2%
Jabil Inc.	192	11,159

Environmental & Facilities Services — 0.7%
Republic Services Inc.	104	11,441
Waste Management Inc.	303	42,453
		53,894
Food Retail — 3.2%
Albertsons Companies Inc., Class A	7,381	145,110

Schedule of Investments (unaudited) (continued)	iShares® Factors US Value Style ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Food Retail (continued)
Grocery Outlet Holding Corp.(a)	176	$6,100
Kroger Co. (The)	2,131	81,639
		232,849
General Merchandise Stores — 1.6%
Target Corp.	489	118,211

Health Care Services — 2.1%
CVS Health Corp.	568	47,394
DaVita Inc.(a)	339	40,826
Signify Health Inc., Class A(a)	1,991	60,586
		148,806
Health Care Supplies — 0.1%
DENTSPLY SIRONA Inc.	59	3,732

Homebuilding — 0.1%
PulteGroup Inc.	147	8,022

Homefurnishing Retail — 0.6%
Williams-Sonoma Inc.	294	46,937

Household Products — 1.7%
Colgate-Palmolive Co.	176	14,318
Kimberly-Clark Corp.	544	72,776
Procter & Gamble Co. (The)	243	32,788
		119,882
Housewares & Specialties — 0.2%
Newell Brands Inc.	644	17,691

Human Resource & Employment Services — 0.7%
ManpowerGroup Inc.	56	6,659
Robert Half International Inc.	511	45,464
		52,123
Hypermarkets & Super Centers — 2.1%
Costco Wholesale Corp.	44	17,409
Walmart Inc.	937	132,136
		149,545
Independent Power Producers & Energy Traders — 1.2%
Vistra Corp.	4,783	88,725

Industrial Conglomerates — 0.0%
Carlisle Companies Inc.	5	957

Industrial Machinery — 3.2%
Dover Corp.	184	27,711
Illinois Tool Works Inc.	37	8,272
Otis Worldwide Corp.	2,394	195,757
Pentair PLC	19	1,282
		233,022
Integrated Oil & Gas — 0.5%
Chevron Corp.	310	32,469

Integrated Telecommunication Services — 2.2%
AT&T Inc.	936	26,938
Verizon Communications Inc.	2,395	134,192
		161,130
Interactive Home Entertainment — 0.2%
Take-Two Interactive Software Inc.(a)	93	16,463

Internet & Direct Marketing Retail — 1.0%
Qurate Retail Inc.	2,024	26,494
Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Wayfair Inc., Class A(a)(b)	154	$48,619
		75,113
Internet Services & Infrastructure — 1.0%
VeriSign Inc.(a)	327	74,455

Investment Banking & Brokerage — 8.4%
Evercore Inc., Class A	1,209	170,191
Goldman Sachs Group Inc. (The)	195	74,008
Jefferies Financial Group Inc.	5,504	188,237
Lazard Ltd., Class A	2,459	111,270
Morgan Stanley	335	30,716
Raymond James Financial Inc.	226	29,357
Virtu Financial Inc., Class A	334	9,229
		613,008
Life & Health Insurance — 3.3%
Aflac Inc.	762	40,889
Athene Holding Ltd., Class A(a)	143	9,653
Brighthouse Financial Inc.(a)	1,239	56,424
MetLife Inc.	397	23,760
Primerica Inc.	289	44,258
Principal Financial Group Inc.	434	27,424
Unum Group	1,413	40,129
		242,537
Managed Health Care — 0.0%
Molina Healthcare Inc.(a)	5	1,265

Metal & Glass Containers — 0.0%
Ardagh Group SA	48	1,177
Silgan Holdings Inc.	26	1,079
		2,256
Multi-line Insurance — 1.8%
American Financial Group Inc./OH	541	67,473
Assurant Inc.	154	24,052
Hartford Financial Services Group Inc. (The)	670	41,520
		133,045
Multi-Utilities — 0.5%
Ameren Corp.	438	35,058

Office REITs — 0.6%
SL Green Realty Corp.	513	41,040

Oil & Gas Exploration & Production — 2.3%
Cabot Oil & Gas Corp.	1,816	31,707
ConocoPhillips	755	45,979
Devon Energy Corp.	2,635	76,916
Marathon Oil Corp.	893	12,163
		166,765
Oil & Gas Storage & Transportation — 0.8%
Antero Midstream Corp.	5,369	55,784
Kinder Morgan Inc.	133	2,424
		58,208
Other Diversified Financial Services — 1.0%
Equitable Holdings Inc.	1,429	43,513
Voya Financial Inc.	457	28,106
		71,619
Packaged Foods & Meats — 1.2%
Campbell Soup Co.	363	16,549
Flowers Foods Inc.	2,008	48,593

Schedule of Investments (unaudited) (continued)	iShares® Factors US Value Style ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Packaged Foods & Meats (continued)
Hershey Co. (The)	137	$23,863
		89,005
Paper Packaging — 2.0%
Amcor PLC	7,051	80,804
Avery Dennison Corp.	95	19,973
Sealed Air Corp.	796	47,163
		147,940
Personal Products — 0.6%
Herbalife Nutrition Ltd.(a)	755	39,811

Pharmaceuticals — 7.1%
Bristol-Myers Squibb Co.	1,515	101,232
Johnson & Johnson	998	164,411
Merck & Co. Inc.	2,194	170,627
Organon & Co.(a)	220	6,657
Pfizer Inc.	1,696	66,415
Royalty Pharma PLC, Class A	137	5,616
		514,958
Property & Casualty Insurance — 4.4%
Allstate Corp. (The)	738	96,265
Assured Guaranty Ltd.	337	16,001
Cincinnati Financial Corp.	52	6,064
CNA Financial Corp.	394	17,923
Hanover Insurance Group Inc. (The)	280	37,979
Loews Corp.	357	19,510
Mercury General Corp.	737	47,868
White Mountains Insurance Group Ltd.	70	80,362
		321,972
Publishing — 0.1%
News Corp., Class B	207	5,040

Regional Banks — 1.6%
Citizens Financial Group Inc.	158	7,247
Comerica Inc.	63	4,494
Popular Inc.	1,293	97,040
Regions Financial Corp.	332	6,700
		115,481
Research & Consulting Services — 1.7%
Dun & Bradstreet Holdings Inc.(a)	2,051	43,830
FTI Consulting Inc.(a)	566	77,321
		121,151
Restaurants — 1.5%
McDonald’s Corp.	82	18,941
Yum! Brands Inc.	751	86,388
		105,329
Retail REITs — 0.1%
Brixmor Property Group Inc.	370	8,469

Security & Alarm Services — 0.1%
ADT Inc.	589	6,355

Semiconductors — 2.3%
Cirrus Logic Inc.(a)	279	23,748
Intel Corp.	978	54,905
Qorvo Inc.(a)	168	32,869
Texas Instruments Inc.	275	52,883
		164,405
Security	Shares	Value

Specialized Consumer Services — 0.5%
H&R Block Inc.	1,484	$34,844

Specialty Stores — 0.8%
Dick’s Sporting Goods Inc.	226	22,643
Leslie’s Inc.(a)	1,411	38,788
		61,431
Steel — 1.1%
Reliance Steel & Aluminum Co.	468	70,621
Steel Dynamics Inc.	120	7,152
		77,773
Systems Software — 1.5%
FireEye Inc.(a)	424	8,573
McAfee Corp., Class A	2,878	80,642
Teradata Corp.(a)	456	22,786
		112,001
Technology Distributors — 0.1%
Avnet Inc.	214	8,577

Technology Hardware, Storage & Peripherals — 2.9%
Hewlett Packard Enterprise Co.	5,752	83,864
HP Inc.	1,506	45,466
NetApp Inc.	304	24,873
Xerox Holdings Corp.	2,499	58,702
		212,905
Tobacco — 1.9%
Altria Group Inc.	467	22,267
Philip Morris International Inc.	1,192	118,139
		140,406
Trading Companies & Distributors — 0.7%
MSC Industrial Direct Co. Inc., Class A	129	11,575
WW Grainger Inc.	96	42,048
		53,623
Trucking — 0.0%
Schneider National Inc., Class B	88	1,916

Total Common Stocks — 99.8%
(Cost: $6,045,320)		7,247,880

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	72,343	72,387

Total Short -Term Investments — 1.0%
(Cost: $72,385)		72,387

Total Investments in Securities — 100.8%
(Cost: $6,117,705)		7,320,267

Other Assets, Less Liabilities — (0.8)%		(60,781)

Net Assets — 100.0%		$7,259,486

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Factors US Value Style ETF
June 30, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$178,136	$—	$(105,757	)(a)	$5	$3	$72,387	72,343	$710	(b)	$—

(a)	Represents net amount purchased (sold)

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$7,247,880	$—	$—	$7,247,880
Money Market Funds	72,387	—	—	72,387
	$7,320,267	$—	$—	$7,320,267

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